Cover	Apr. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2020
Entity File Number	1-09397
Entity Registrant Name	Baker Hughes, a GE company, LLC
Entity Central Index Key	0000808362
Entity Tax Identification Number	76-0207995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17021 Aldine Westfield Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073
City Area Code	(713)
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	5.125% Senior Notes due 2040
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Emerging Growth Company	false